WILSHIRE MUTUAL FUNDS, INC.
SMALL COMPANY VALUE PORTFOLIO	March 31, 2023 (Unaudited)
SCHEDULE OF INVESTMENTS

	Shares	Value
COMMON STOCKS - 98.6% (a)
Communication Services - 1.0%
AMC Networks, Inc. - Class A (b)	481	$8,456
Bandwidth, Inc. - Class A (b)	871	13,239
Bumble, Inc. - Class A (b)	600	11,730
Cinemark Holdings, Inc. (b)	1,535	22,702
Clear Channel Outdoor Holdings, Inc. (b)	5,496	6,595
Emerald Holding, Inc. (b)	2,900	10,788
Eventbrite, Inc. - Class A (b)	1,480	12,699
IMAX Corp. (b)	527	10,108
Iridium Communications, Inc.	687	42,546
Liberty Latin America Ltd. - Class A (b)	2,514	20,891
Liberty Latin America Ltd. - Class C (b)	3,189	26,341
Lions Gate Entertainment Corp. - Class B (b)	584	6,062
Magnite, Inc. (b)	526	4,871
Stagwell, Inc. (b)	4,000	29,680
TEGNA, Inc.	715	12,091
Thryv Holdings, Inc. (b)	401	9,247
United States Cellular Corp. (b)	1,386	28,732
		276,778
Consumer Discretionary - 12.3%
2U, Inc. (b)	2,651	18,159
Academy Sports & Outdoors, Inc.	2,327	151,837
Adient PLC (b)	1,773	72,622
Adtalem Global Education, Inc. (b)	916	35,376
American Public Education, Inc. (b)	974	5,279
Asbury Automotive Group, Inc. (b)	175	36,750
Bally's Corp. (b)	1,056	20,613
Big 5 Sporting Goods Corp. (c)	60	461
Bloomin' Brands, Inc.	2,057	52,762
Boot Barn Holdings, Inc. (b)	420	32,189
Brinker International, Inc. (b)	720	27,360
Carter's, Inc.	100	7,192
Century Casinos, Inc. (b)	710	5,204
Century Communities, Inc.	1,327	84,822
Chuy's Holdings, Inc. (b)	250	8,962
Dave & Buster's Entertainment, Inc. (b)	172	6,328
Destination XL Group, Inc. (b)	2,657	14,640
Dine Brands Global, Inc.	310	20,968
El Pollo Loco Holdings, Inc.	1,006	9,648
Everi Holdings, Inc. (b)	596	10,221
Foot Locker, Inc.	149	5,914
Frontdoor, Inc. (b)	1,386	38,642
Funko, Inc. - Class A (b)	2,500	23,575
Genesco, Inc. (b)	450	16,596
G-III Apparel Group Ltd. (b)	1,900	29,545
Graham Holdings Co. - Class B	20	11,917
Green Brick Partners, Inc. (b)	4,335	151,985
Group 1 Automotive, Inc.	284	64,303
Hanesbrands, Inc.	9,680	50,917
Haverty Furniture Cos., Inc.	1,089	34,750
Hibbett, Inc.	330	19,463
Hooker Furnishings Corp.	1,100	20,009
Inspired Entertainment, Inc. (b)	859	10,987
International Game Technology PLC	905	24,254
Jack in the Box, Inc.	120	10,511
JAKKS Pacific, Inc. (b)	928	16,054
Johnson Outdoors, Inc. - Class A	1,404	88,466
KB Home	3,039	122,107
Kontoor Brands, Inc.	210	10,162
Lakeland Industries, Inc.	700	10,220
Latham Group, Inc. (b)	8,710	24,911
Laureate Education, Inc.	9,544	112,237
La-Z-Boy, Inc.	3,970	115,448
Legacy Housing Corp. (b)	2,840	64,638
Lindblad Expeditions Holdings, Inc. (b)	1,752	16,749
LL Flooring Holdings, Inc. (b)	4,500	17,100
M/I Homes, Inc. (b)	1,129	71,229
Macy's, Inc.	264	4,617
MarineMax, Inc. (b)	1,010	29,038
Meritage Homes Corp.	605	70,640
Modine Manufacturing Co. (b)	275	6,339
Movado Group, Inc.	1,065	30,640
OneWater Marine, Inc. Class A (b)(c)	1,100	30,767
Oxford Industries, Inc.	607	64,093
Perdoceo Education Corp. (b)	2,840	38,141
Qurate Retail, Inc. - Class A (b)	1,614	1,594
Red Rock Resorts, Inc. - Class A	10,547	470,080
Rocky Brands, Inc.	3,925	90,550
Ruth's Hospitality Group, Inc.	1,500	24,630
Sabre Corp. (b)	4,208	18,052
SeaWorld Entertainment, Inc. (b)	1,702	104,350
Signet Jewelers Ltd.	534	41,535
Sleep Number Corp. (b)	360	10,948
Sonic Automotive, Inc. - Class A	700	38,038
Steven Madden Ltd.	700	25,200
Taylor Morrison Home Corp. (b)	1,551	59,341
The Aaron's Co., Inc.	3,488	33,694
The Cato Corp. - Class A	1,600	14,144
The Cheesecake Factory, Inc.	410	14,370
The Goodyear Tire & Rubber Co. (b)	1,500	16,530
The RealReal, Inc. (b)	1,843	2,322
Thor Industries, Inc.	340	27,078
Topgolf Callaway Brands Corp. (b)	2,520	54,482
Travel + Leisure Co.	770	30,184
TravelCenters of America, Inc. (b)	300	25,950
Tri Pointe Homes, Inc. (b)	945	23,927
Upbound Group, Inc.	1,550	37,991
Urban Outfitters, Inc. (b)	320	8,870
Vail Resorts, Inc.	208	48,605
Vista Outdoor, Inc. (b)	1,400	38,794
Winnebago Industries, Inc.	161	9,290
Wolverine World Wide, Inc.	5,570	94,969
WW International, Inc. (b)	3,146	12,962
Zumiez, Inc. (b)	400	7,376
		3,464,213
Consumer Staples - 4.4%
B&G Foods, Inc. (c)	1,540	23,916
Cal-Maine Foods, Inc.	5,568	339,035
Central Garden & Pet Co. (b)	540	22,173
Herbalife Nutrition Ltd. (b)	2,460	39,606
Ingles Markets, Inc. - Class A	138	12,241
Inter Parfums, Inc.	69	9,815
Lancaster Colony Corp.	1,160	235,341
Medifast, Inc.	240	24,881
Natural Grocers by Vitamin Cottage, Inc.	2,419	28,423
Nu Skin Enterprises, Inc. - Class A	665	26,141
Oil-Dri Corp of America	1,526	63,497
Post Holdings, Inc. (b)	1,586	142,534
Seaboard Corp.	37	139,490
The Andersons, Inc.	730	30,163
The Chefs' Warehouse, Inc. (b)	1,249	42,529
The Honest Co., Inc. (b)	2,004	3,607
USANA Health Sciences, Inc. (b)	410	25,789
Vector Group Ltd.	603	7,242
Village Super Market, Inc. - Class A	699	15,993
Whole Earth Brands, Inc. (b)	1,990	5,094
		1,237,510
Energy - 7.1%
Alto Ingredients, Inc. (b)	3,600	5,400
Archrock, Inc.	2,240	21,885
Berry Corp.	5,089	39,949
Bristow Group, Inc. (b)	493	11,043
California Resources Corp.	1,844	70,994
Centrus Energy Corp. - Class A (b)	1,744	56,157
ChampionX Corp.	760	20,619
Chord Energy Corp.	361	48,591
Civitas Resources, Inc.	4,499	307,462
CNX Resources Corp. (b)	876	14,033
Crescent Energy Co. - Class A	3,580	40,490
Denbury, Inc. (b)	330	28,918
DHT Holdings, Inc.	7,260	78,481
Dorian LPG Ltd.	1,569	31,286
Dril-Quip, Inc. (b)	1,300	37,297
Equitrans Midstream Corp.	7,615	44,015
Expro Group Holdings NV (b)	1,370	25,153
Forum Energy Technologies, Inc. (b)	700	17,801
Golar LNG Ltd. (b)	5,507	118,951
Helix Energy Solutions Group, Inc. (b)	4,423	34,234
Helmerich & Payne, Inc.	813	29,065
International Seaways, Inc.	372	15,505
Kinetik Holdings, Inc.	900	28,170
Kosmos Energy Ltd. (b)	5,600	41,664
Liberty Energy, Inc.	1,600	20,496
Magnolia Oil & Gas Corp. - Class A	808	17,679
Murphy Oil Corp.	1,456	53,843
National Energy Services Reunited Corp. (b)	4,040	21,250
Newpark Resources, Inc. (b)	5,540	21,329
NexTier Oilfield Solutions, Inc. (b)	3,000	23,850
Noble Corp. PLC (b)	300	11,841
Northern Oil and Gas, Inc.	900	27,315
Oceaneering International, Inc. (b)	905	15,955
Oil States International, Inc. (b)	1,489	12,403
Par Pacific Holdings, Inc. (b)	1,100	32,120
PBF Energy, Inc. - Class A	539	23,371
Permian Resources Corp.	6,045	63,472
Precision Drilling Corp. (b)	570	29,309
ProPetro Holding Corp. (b)	3,100	22,289
Ranger Oil Corp. - Class A	660	26,954
REX American Resources Corp. (b)	1,506	43,057
Scorpio Tankers, Inc.	161	9,066
SFL Corp. Ltd.	8,771	83,324
Solaris Oilfield Infrastructure, Inc. - Class A	2,500	21,350
Talos Energy, Inc. (b)	1,400	20,776
TechnipFMC PLC (b)	1,500	20,475
Teekay Tankers Ltd. - Class A (b)	962	41,299
Tidewater, Inc. (b)	815	35,925
US Silica Holdings, Inc. (b)	893	10,662
Vertex Energy, Inc. (b)(c)	3,600	35,568
Vital Energy, Inc. (b)	410	18,671
World Fuel Services Corp.	2,301	58,791
		1,989,603
Financials - 27.5%
1st Source Corp.	420	18,123
ACNB Corp.	300	9,765
Ambac Financial Group, Inc. (b)	2,726	42,199
Amerant Bancorp, Inc.	1,814	39,473
American Equity Investment Life Holding Co.	2,921	106,587
Ameris Bancorp	500	18,290
Apollo Commercial Real Estate Finance, Inc.	6,597	61,418
Artisan Partners Asset Management, Inc. - Class A	970	31,021
AssetMark Financial Holdings, Inc. (b)	1,520	47,804
Associated Banc-Corp	1,780	32,004
Assured Guaranty Ltd.	665	33,430
Axis Capital Holdings Ltd.	460	25,079
Axos Financial, Inc. (b)	882	32,563
BancFirst Corp.	636	52,852
Bank of Marin Bancorp	360	7,880
Bank OZK	8,158	279,004
BankUnited, Inc.	3,093	69,840
Banner Corp.	413	22,455
BayCom Corp.	1,176	20,086
BCB Bancorp, Inc.	500	6,565
Berkshire Hills Bancorp, Inc.	2,142	53,679
BGC Partners, Inc. - Class A	20,657	108,036
Blackstone Mortgage Trust, Inc. - Class A	544	9,710
BOK Financial Corp.	1,701	143,581
Bread Financial Holdings, Inc.	2,698	81,803
Bridgewater Bancshares, Inc. (b)	500	5,420
Brighthouse Financial, Inc. (b)	400	17,644
BrightSpire Capital, Inc.	1,300	7,670
Brookline Bancorp, Inc.	1,700	17,850
Cadence Bank	680	14,117
Camden National Corp.	530	19,181
Capitol Federal Financial, Inc.	2,100	14,133
Cass Information Systems, Inc.	1,454	62,973
Cathay General Bancorp	3,212	110,878
Central Pacific Financial Corp.	1,400	25,060
Central Valley Community Bancorp	400	8,232
City Holding Co.	572	51,983
Civista Bancshares, Inc.	400	6,752
CNB Financial Corp.	400	7,680
CNO Financial Group, Inc.	2,047	45,423
Columbia Banking System, Inc.	3,226	69,101
Community Bank System, Inc.	699	36,691
Community Trust Bancorp, Inc.	425	16,129
ConnectOne Bancorp, Inc.	1,780	31,470
CrossFirst Bankshares, Inc. (b)	1,459	15,290
Customers Bancorp, Inc. (b)	1,900	35,188
CVB Financial Corp.	3,166	52,809
Diamond Hill Investment Group, Inc.	120	19,750
Eagle Bancorp, Inc.	970	32,466
Employers Holdings, Inc.	1,710	71,290
Enact Holdings, Inc.	900	20,574
Enova International, Inc. (b)	298	13,240
Enstar Group Ltd. (b)	997	231,095
Enterprise Financial Services Corp.	1,019	45,437
Esquire Financial Holdings, Inc.	1,042	40,742
Essent Group Ltd.	3,417	136,851
Euronet Worldwide, Inc. (b)	350	39,165
Evercore, Inc. - Class A	300	34,614
FB Financial Corp.	817	25,392
Federated Hermes, Inc.	1,005	40,341
Financial Institutions, Inc.	350	6,748
First Bancorp	768	27,279
First BanCorp	2,700	30,834
First Busey Corp.	1,100	22,374
First Business Financial Services, Inc.	300	9,153
First Community Bankshares, Inc.	2,639	66,107
First Financial Bancorp	1,346	29,302
First Financial Corp.	1,133	42,465
First Hawaiian, Inc.	1,600	33,008
First Internet Bancorp	900	14,985
First Interstate BancSystem, Inc. - Class A	4,853	144,911
First Merchants Corp.	1,327	43,725
First Mid Bancshares, Inc.	400	10,888
First Western Financial, Inc. (b)	2,077	41,125
Flushing Financial Corp.	1,740	25,909
FNB Corp.	2,010	23,316
FS Bancorp, Inc.	260	7,803
Fulton Financial Corp.	2,549	35,227
Genworth Financial, Inc. - Class A (b)	15,241	76,510
Granite Point Mortgage Trust, Inc.	1,900	9,424
Great Ajax Corp.	813	5,350
Great Southern Bancorp, Inc.	793	40,189
Greenhill & Co., Inc.	1,690	14,990
Greenlight Capital Re Ltd. - Class A (b)	1,000	9,390
Hancock Whitney Corp.	560	20,384
Hanmi Financial Corp.	1,750	32,497
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	1,403	40,126
Heartland Financial USA, Inc.	126	4,833
Heritage Commerce Corp.	3,745	31,196
Hilltop Holdings, Inc.	1,260	37,384
Home Bancorp, Inc.	200	6,606
HomeStreet, Inc.	1,750	31,482
Hope Bancorp, Inc.	3,300	32,406
Horace Mann Educators Corp.	1,030	34,484
Horizon Bancorp, Inc.	1,420	15,705
Independent Bank Corp.	1,672	29,711
International Bancshares Corp.	2,394	102,511
International Money Express, Inc. (b)	1,500	38,670
Investar Holding Corp.	500	6,980
Jackson Financial, Inc. - Class A	3,229	120,797
James River Group Holdings Ltd.	1,638	33,825
Janus Henderson Group PLC	1,400	37,296
Kearny Financial Corp.	1,900	15,428
Kemper Corp.	600	32,796
Lakeland Bancorp, Inc.	1,400	21,896
Live Oak Bancshares, Inc.	10,412	253,740
Luther Burbank Corp.	700	6,636
Macatawa Bank Corp.	2,580	26,368
Mercantile Bank Corp.	1,557	47,613
Merchants Bancorp	400	10,416
Mercury General Corp.	500	15,870
MFA Financial, Inc.	1,388	13,769
MGIC Investment Corp.	2,000	26,840
Midland States Bancorp, Inc.	800	17,136
MidWestOne Financial Group, Inc.	370	9,035
Mr Cooper Group, Inc. (b)	7,601	311,413
National Bank Holdings Corp. - Class A	281	9,402
National Bankshares, Inc.	200	6,292
National Western Life Group, Inc. - Class A	195	47,311
Navient Corp.	2,150	34,379
New York Community Bancorp, Inc.	4,200	37,968
New York Mortgage Trust, Inc.	2,080	20,717
NMI Holdings, Inc. - Class A (b)	2,130	47,563
Northeast Bank	200	6,732
Northeast Community Bancorp, Inc.	700	9,184
Northfield Bancorp, Inc.	1,200	14,136
Northrim BanCorp, Inc.	200	9,436
OceanFirst Financial Corp.	1,950	36,036
OFG Bancorp	1,395	34,791
Old Second Bancorp, Inc.	836	11,754
Oppenheimer Holdings, Inc. - Class A	796	31,163
Orrstown Financial Services, Inc.	1,088	21,608
Pacific Premier Bancorp, Inc.	700	16,814
PacWest Bancorp (c)	1,500	14,595
Parke Bancorp, Inc.	913	16,233
Pathward Financial, Inc.	138	5,726
Paysafe Ltd. (b)	1,433	24,748
PCB Bancorp	700	10,143
PennyMac Mortgage Investment Trust	3,218	39,678
Peoples Financial Services Corp.	1,415	61,340
Perella Weinberg Partners	1,900	17,290
Popular, Inc.	730	41,909
Preferred Bank	795	43,574
Premier Financial Corp.	1,240	25,705
Primerica, Inc.	70	12,057
Primis Financial Corp.	700	6,741
PROG Holdings, Inc. (b)	2,493	59,309
Provident Bancorp, Inc.	1,351	9,241
Provident Financial Services, Inc.	4,166	79,904
Radian Group, Inc.	2,760	60,996
RBB Bancorp	390	6,045
Redwood Trust, Inc.	2,227	15,010
Regional Management Corp.	1,259	32,847
Repay Holdings Corp. (b)	607	3,988
Republic Bancorp, Inc. - Class A	250	10,608
S&T Bancorp, Inc.	825	25,946
Safety Insurance Group, Inc.	270	20,120
Sandy Spring Bancorp, Inc.	1,300	33,774
Seacoast Banking Corp. of Florida	298	7,063
Selective Insurance Group, Inc.	1,563	149,001
Selectquote, Inc. (b)	10,500	22,785
Sierra Bancorp	500	8,610
Silvercrest Asset Management Group, Inc. - Class A	1,054	19,162
Simmons First National Corp. - Class A	1,970	34,455
SiriusPoint Ltd. (b)	5,200	42,276
SLM Corp.	2,700	33,453
South Plains Financial, Inc.	298	6,380
Southern First Bancshares, Inc. (b)	290	8,903
Southern Missouri Bancorp, Inc.	200	7,482
Stellar Bancorp, Inc.	951	23,404
StepStone Group, Inc. - Class A	756	18,348
Stewart Information Services Corp.	750	30,263
Stifel Financial Corp.	449	26,531
StoneCo Ltd. - Class A (b)	6,939	66,198
StoneX Group, Inc. (b)	321	33,233
Summit Financial Group, Inc.	207	4,295
Territorial Bancorp, Inc.	500	9,655
Texas Capital Bancshares, Inc. (b)	720	35,251
The Bancorp, Inc. (b)	1,558	43,390
The Bank of NT Butterfield & Son Ltd.	333	8,991
The Community Financial Corp.	100	3,313
The First of Long Island Corp.	520	7,020
Towne Bank	600	15,990
TPG RE Finance Trust, Inc.	1,000	7,260
Triumph Financial, Inc. (b)	3,426	198,914
TrustCo Bank Corp.	1,494	47,718
Two Harbors Investment Corp.	392	5,766
UMB Financial Corp.	229	13,218
United Bankshares, Inc.	573	20,170
United Fire Group, Inc.	283	7,514
Universal Insurance Holdings, Inc.	2,564	46,716
Univest Financial Corp.	3,482	82,663
Valley National Bancorp	1,277	11,799
Veritex Holdings, Inc.	447	8,162
Victory Capital Holdings, Inc. - Class A	1,035	30,294
Virtu Financial, Inc. - Class A	2,000	37,800
Virtus Investment Partners, Inc.	130	24,751
Washington Federal, Inc.	4,910	147,889
Washington Trust Bancorp, Inc.	490	16,983
Waterstone Financial, Inc.	1,360	20,577
Webster Financial Corp.	3,909	154,093
Westamerica BanCorp	1,661	73,582
White Mountains Insurance Group Ltd.	20	27,550
William Penn Bancorp	400	4,532
Wintrust Financial Corp.	425	31,004
		7,769,959
Health Care - 5.8%
Accolade, Inc. (b)	1,180	16,968
Adaptive Biotechnologies Corp. (b)	3,893	34,375
Agios Pharmaceuticals, Inc. (b)	1,306	29,999
Allogene Therapeutics, Inc. (b)	1,489	7,356
ALX Oncology Holdings, Inc. (b)	2,737	12,371
AngioDynamics, Inc. (b)	951	9,833
Atara Biotherapeutics, Inc. (b)	1,960	5,684
Avanos Medical, Inc. (b)	447	13,294
BioLife Solutions, Inc. (b)	252	5,481
Bridgebio Pharma, Inc. (b)	1,592	26,395
Brookdale Senior Living, Inc. (b)	9,286	27,394
Catalyst Pharmaceuticals, Inc. (b)	1,134	18,802
Community Health Systems, Inc. (b)	2,382	11,672
CryoPort, Inc. (b)	490	11,760
Deciphera Pharmaceuticals, Inc. (b)	928	14,338
Editas Medicine, Inc. (b)	742	5,379
Emergent BioSolutions, Inc. (b)	4,151	43,004
Enovis Corp. (b)	4,522	241,882
Health Catalyst, Inc. (b)	523	6,103
HealthStream, Inc. (b)	690	18,699
Innoviva, Inc. (b)	2,222	24,997
Intellia Therapeutics, Inc. (b)	195	7,268
Invitae Corp. (b)	11,587	15,642
Ironwood Pharmaceuticals, Inc. - Class A (b)	3,230	33,980
Kezar Life Sciences, Inc. (b)	1,850	5,790
Kodiak Sciences, Inc. (b)	3,069	19,028
Kronos Bio, Inc. (b)	1,511	2,206
Merit Medical Systems, Inc. (b)	172	12,719
Mersana Therapeutics, Inc. (b)	275	1,130
ModivCare, Inc. (b)	46	3,868
National HealthCare Corp.	1,014	58,883
Neogen Corp. (b)	2,313	42,837
NeoGenomics, Inc. (b)	1,947	33,897
Nurix Therapeutics, Inc. (b)	1,054	9,360
OraSure Technologies, Inc. (b)	3,806	23,026
Organogenesis Holdings, Inc. (b)	5,100	10,863
Orthofix Medical, Inc. (b)	710	11,893
Pacific Biosciences of California, Inc. (b)	997	11,545
Pediatrix Medical Group, Inc. (b)	1,621	24,169
PetIQ, Inc. (b)	806	9,221
Phibro Animal Health Corp. - Class A	1,300	19,916
Phreesia, Inc. (b)	1,168	37,715
PMV Pharmaceuticals, Inc. (b)	367	1,751
Praxis Precision Medicines, Inc. (b)	2,279	1,844
Premier, Inc. - Class A	1,250	40,462
Prestige Consumer Healthcare, Inc. (b)	642	40,208
Protagonist Therapeutics, Inc. (b)	107	2,461
RAPT Therapeutics, Inc. (b)	687	12,606
REGENXBIO, Inc. (b)	2,508	47,426
Relay Therapeutics, Inc. (b)	1,409	23,206
Relmada Therapeutics, Inc. (b)	905	2,045
Rocket Pharmaceuticals, Inc. (b)	229	3,923
Sage Therapeutics, Inc. (b)	287	12,043
Sangamo Therapeutics, Inc. (b)	1,706	3,003
Select Medical Holdings Corp.	1,233	31,873
Stoke Therapeutics, Inc. (b)	390	3,249
Surgery Partners, Inc. (b)	687	23,681
Tactile Systems Technology, Inc. (b)	2,211	36,305
Taro Pharmaceutical Industries Ltd. (b)	960	23,347
Twist Bioscience Corp. (b)	597	9,003
UFP Technologies, Inc. (b)	1,484	192,683
Utah Medical Products, Inc.	218	20,660
Vanda Pharmaceuticals, Inc. (b)	6,473	43,952
Veracyte, Inc. (b)	1,581	35,256
Vir Biotechnology, Inc. (b)	2,142	49,844
Zimvie, Inc. (b)	607	4,389
		1,645,962
Industrials - 18.9%
ABM Industries, Inc.	500	22,470
ACCO Brands Corp.	6,000	31,920
ACV Auctions, Inc. - Class A (b)	1,420	18,332
Aerojet Rocketdyne Holdings, Inc. (b)	478	26,849
AerSale Corp. (b)	1,300	22,386
Alamo Group, Inc.	100	18,416
Allegiant Travel Co. (b)	2,626	241,539
Allied Motion Technologies, Inc.	4,045	156,339
Allison Transmission Holdings, Inc.	810	36,644
American Woodmark Corp. (b)	378	19,682
Arcosa, Inc.	670	42,284
Argan, Inc.	252	10,198
Astronics Corp. (b)	1,756	23,460
AZZ, Inc.	1,763	72,706
Barnes Group, Inc.	600	24,168
Barrett Business Services, Inc.	310	27,478
Beacon Roofing Supply, Inc. (b)	90	5,296
BGSF, Inc.	310	3,302
Blue Bird Corp. (b)	1,000	20,430
BlueLinx Holdings, Inc. (b)	370	25,145
Boise Cascade Co.	450	28,462
Brady Corp. - Class A	380	20,417
CIRCOR International, Inc. (b)	207	6,442
Columbus McKinnon Corp.	700	26,012
Concrete Pumping Holdings, Inc. (b)	23,244	158,059
Douglas Dynamics, Inc.	2,730	87,060
EMCOR Group, Inc.	323	52,517
Encore Wire Corp.	684	126,766
Energy Recovery, Inc. (b)	4,617	106,422
Enerpac Tool Group Corp.	900	22,950
EnerSys	1,337	116,159
Ennis, Inc.	3,161	66,665
Esab Corp.	3,909	230,905
ESCO Technologies, Inc.	350	33,408
First Advantage Corp. (b)	10,321	144,081
Flowserve Corp.	1,210	41,140
Fluor Corp. (b)	1,100	34,001
Forward Air Corp.	300	32,328
FTAI Aviation Ltd.	3,986	111,449
Gates Industrial Corp. PLC (b)	10,199	141,664
Global Industrial Co.	289	7,757
Golden Ocean Group Ltd.	1,913	18,212
GrafTech International Ltd.	5,700	27,702
Graham Corp. (b)	3,558	46,539
Granite Construction, Inc.	813	33,398
Healthcare Services Group, Inc.	1,680	23,302
Heartland Express, Inc.	5,577	88,786
Heidrick & Struggles International, Inc.	1,248	37,889
Heritage-Crystal Clean, Inc. (b)	1,420	50,566
Hillenbrand, Inc.	640	30,419
Hyster-Yale Materials Handling, Inc.	835	41,658
Insteel Industries, Inc.	1,030	28,655
Interface, Inc.	3,100	25,172
JELD-WEN Holding, Inc. (b)	2,900	36,714
Kelly Services, Inc. - Class A	1,930	32,019
Kforce, Inc.	400	25,296
Kimball International, Inc. - Class B	1,500	18,600
Kirby Corp. (b)	1,159	80,782
Korn Ferry	720	37,253
ManpowerGroup, Inc.	320	26,410
MasTec, Inc. (b)	14	1,322
Matson, Inc.	1,310	78,168
Maxar Technologies, Inc.	390	19,913
Maximus, Inc.	300	23,610
Miller Industries, Inc.	450	15,908
MillerKnoll, Inc.	1,800	36,810
Moog, Inc. - Class A	325	32,744
Mueller Industries, Inc.	2,288	168,122
Mueller Water Products, Inc. - Class A	2,300	32,062
National Presto Industries, Inc.	375	27,034
NOW, Inc. (b)	756	8,429
PAM Transportation Services, Inc. (b)	300	8,589
PGT Innovations, Inc. (b)	410	10,295
Powell Industries, Inc.	865	36,840
Preformed Line Products Co.	100	12,804
Primoris Services Corp.	400	9,864
Proto Labs, Inc. (b)	2,354	78,035
Radiant Logistics, Inc. (b)	4,741	31,101
Resideo Technologies, Inc. (b)	1,370	25,044
Resources Connection, Inc.	1,500	25,590
Rush Enterprises, Inc. - Class A	2,023	110,456
Safe Bulkers, Inc.	3,573	13,184
SP Plus Corp. (b)	367	12,584
Spirit Airlines, Inc.	287	4,928
Sterling Infrastructure, Inc. (b)	660	25,001
Terex Corp.	1,187	57,427
The Brink's Co.	500	33,400
The Greenbrier Cos., Inc.	1,260	40,534
The Timken Co.	500	40,860
Thermon Group Holdings, Inc. (b)	3,783	94,272
Titan Machinery, Inc. (b)	447	13,611
Trinity Industries, Inc.	905	22,046
Triton International Ltd.	694	43,875
TrueBlue, Inc. (b)	2,200	39,160
TTEC Holdings, Inc.	500	18,615
Tutor Perini Corp. (b)	3,600	22,212
UFP Industries, Inc.	868	68,980
V2X, Inc. (b)	880	34,954
Veritiv Corp. (c)	358	48,380
Verra Mobility Corp. (b)	1,500	25,380
Wabash National Corp.	3,234	79,524
WESCO International, Inc.	2,192	338,752
Wheels Up Experience, Inc. (b)	15,870	10,043
WNS Holdings Ltd. - ADR (b)	3,151	293,579
		5,327,121
Information Technology - 7.1%
A10 Networks, Inc.	1,374	21,283
ACI Worldwide, Inc. (b)	1,500	40,470
ACM Research, Inc. - Class A (b)	4,489	52,521
American Software, Inc. - Class A	1,448	18,259
Amkor Technology, Inc.	739	19,229
Aviat Networks, Inc. (b)	161	5,548
Avid Technology, Inc. (b)	190	6,076
Avnet, Inc.	830	37,516
Axcelis Technologies, Inc. (b)	270	35,978
Belden, Inc.	1,076	93,364
Benchmark Electronics, Inc.	653	15,469
Calix, Inc. (b)	464	24,866
Cerence, Inc. (b)	413	11,601
Cirrus Logic, Inc. (b)	280	30,626
Coherent Corp. (b)	980	37,319
CoreCard Corp. (b)	400	12,052
Diebold Nixdorf, Inc. (b)	4,821	5,785
Diodes, Inc. (b)	260	24,118
Ebix, Inc.	1,450	19,125
eGain Corp. (b)	3,951	29,988
ePlus, Inc. (b)	575	28,198
FARO Technologies, Inc. (b)	195	4,799
Fastly, Inc. - Class A (b)	3,038	53,955
Insight Enterprises, Inc. (b)	205	29,307
InterDigital, Inc.	500	36,450
IPG Photonics Corp. (b)	320	39,459
Itron, Inc. (b)	770	42,696
Kimball Electronics, Inc. (b)	900	21,690
LiveRamp Holdings, Inc. (b)	825	18,092
MACOM Technology Solutions Holdings, Inc. (b)	539	38,183
MaxLinear, Inc. (b)	800	28,168
N-able, Inc. (b)	1,070	14,124
NCR Corp. (b)	1,200	28,308
Olo, Inc. - Class A (b)	720	5,875
OSI Systems, Inc. (b)	373	38,180
PC Connection, Inc.	782	35,159
Photronics, Inc. (b)	2,192	36,344
Plexus Corp. (b)	631	61,567
Rambus, Inc. (b)	1,541	78,992
Rimini Street, Inc. (b)	43,108	177,605
Sanmina Corp. (b)	3,905	238,166
ScanSource, Inc. (b)	1,052	32,023
Semtech Corp. (b)	1,380	33,313
Sumo Logic, Inc. (b)	436	5,223
Super Micro Computer, Inc. (b)	482	51,357
Telos Corp. (b)	6,800	17,204
The Hackett Group, Inc.	1,558	28,792
TTM Technologies, Inc. (b)	2,240	30,218
Vishay Intertechnology, Inc.	3,772	85,323
Vishay Precision Group, Inc. (b)	2,068	86,360
Vontier Corp.	1,400	38,276
Xperi, Inc. (b)	170	1,858
		2,006,457
Materials - 5.6%
AdvanSix, Inc.	780	29,851
Arconic Corp. (b)	1,000	26,230
Ashland, Inc.	2,028	208,296
Cabot Corp.	305	23,375
Carpenter Technology Corp.	795	35,584
Chase Corp.	2,395	250,828
Clearwater Paper Corp. (b)	287	9,591
Commercial Metals Co.	779	38,093
Constellium SE (b)	1,600	24,448
Ecovyst, Inc. (b)	7,596	83,936
Greif, Inc. - Class A	710	44,993
Hawkins, Inc.	300	13,134
Hecla Mining Co.	2,634	16,673
Ingevity Corp. (b)	140	10,013
Innospec, Inc.	762	78,235
Kaiser Aluminum Corp.	410	30,598
Louisiana-Pacific Corp.	730	39,573
Mercer International, Inc.	2,700	26,393
Minerals Technologies, Inc.	440	26,585
Myers Industries, Inc.	900	19,287
NewMarket Corp.	30	10,949
Novagold Resources, Inc. (b)	2,240	13,933
O-I Glass, Inc. (b)	2,061	46,805
Olympic Steel, Inc.	300	15,663
Rayonier Advanced Materials, Inc. (b)	1,453	9,110
Ryerson Holding Corp.	700	25,466
SunCoke Energy, Inc.	756	6,789
Taseko Mines Ltd. (b)	126,833	210,543
Tredegar Corp.	2,200	20,086
TriMas Corp.	930	25,910
Trinseo PLC	1,750	36,488
United States Lime & Minerals, Inc.	625	95,431
Worthington Industries, Inc.	200	12,930
		1,565,819
Real Estate - 5.8%
Agree Realty Corp.	493	33,825
Alexander's, Inc.	170	32,938
Apple Hospitality REIT, Inc.	3,207	49,773
Armada Hoffler Properties, Inc.	779	9,200
Braemar Hotels & Resorts, Inc.	4,440	17,138
Corporate Office Properties Trust	550	13,040
CubeSmart	1,050	48,531
Cushman & Wakefield PLC (b)	3,300	34,782
DiamondRock Hospitality Co.	3,141	25,536
DigitalBridge Group, Inc.	4,570	54,794
Douglas Elliman, Inc.	2,700	8,397
Douglas Emmett, Inc.	5,378	66,311
Empire State Realty Trust, Inc. - Class A	12,752	82,760
Equity Commonwealth	1,787	37,009
Essential Properties Realty Trust, Inc.	2,900	72,065
Four Corners Property Trust, Inc.	287	7,709
Healthcare Realty Trust, Inc.	584	11,289
Industrial Logistics Properties Trust	8,496	26,083
iStar, Inc. (b)(d)	1,420	41,698
Jones Lang LaSalle, Inc. (b)	198	28,807
Kennedy-Wilson Holdings, Inc.	4,306	71,437
Marcus & Millichap, Inc.	1,916	61,523
National Health Investors, Inc.	500	25,790
NexPoint Residential Trust, Inc.	172	7,511
Outfront Media, Inc.	223	3,619
Paramount Group, Inc.	2,485	11,332
Park Hotels & Resorts, Inc.	3,050	37,698
Pebblebrook Hotel Trust	2,900	40,716
Piedmont Office Realty Trust, Inc. - Class A	2,909	21,236
Rayonier. Inc.	3,491	116,111
RE/MAX Holdings, Inc. - Class A	2,250	42,210
Retail Opportunity Investments Corp.	447	6,240
Ryman Hospitality Properties, Inc.	3,032	272,061
Sabra Health Care REIT, Inc.	573	6,589
Seritage Growth Properties - Class A (b)	3,350	26,365
SITE Centers Corp.	3,206	39,370
STAG Industrial, Inc.	882	29,829
Star Holdings (b)	652	11,337
The Macerich Co.	2,659	28,185
The RMR Group, Inc. - Class A	1,652	43,348
Uniti Group, Inc.	5,141	18,251
Urban Edge Properties	1,592	23,975
		1,646,418
Utilities - 3.1%
ALLETE, Inc.	600	38,622
Avista Corp.	830	35,233
Black Hills Corp.	950	59,945
Brookfield Infrastructure Corp. - Class A	1,060	48,823
Clearway Energy, Inc. - Class A	1,123	33,724
Hawaiian Electric Industries, Inc.	1,040	39,936
New Jersey Resources Corp.	493	26,228
Northwest Natural Holding Co.	989	47,037
NorthWestern Corp.	720	41,659
ONE Gas, Inc.	1,460	115,676
Otter Tail Corp.	1,661	120,040
PNM Resources, Inc.	765	37,240
Portland General Electric Co.	1,525	74,557
Southwest Gas Holdings, Inc.	630	39,344
Spire, Inc.	490	34,369
Sunnova Energy International, Inc. (b)	2,484	38,800
UGI Corp.	1,649	57,319
		888,552
Total Common Stocks (Cost $25,680,902)		27,818,392

Total Investments at Value - 98.6% (Cost $25,680,902)		27,818,392
Other Assets in Excess of Liabilities - 1.4%		388,413
Net Assets - 100.0%		$28,206,805

Percentages are stated as a percent of net assets.

ADR - American Depository Recepit
REIT - Real Estate Investment Trust

(a)	More narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting purposes.
(b) Non-income producing security.
(c)	This security or a partial position of this security is on loan at March 31, 2023. The total fair value of securities on loan at March 31, 2023 was $152,082.
(d)	Illiquid security. The total value of such securities is $41,698 as of March 31, 2023, representing 0.1% of net assets.

The Accompanying Footnotes are an Integral Part of this Schedule of Investments.

SMALL COMPANY VALUE PORTFOLIO
NOTES TO SCHEDULE OF INVESTMENTS
March 31, 2023 (Unaudited)

1. Securities Valuation

Securities listed or traded on U.S. exchanges, including options, futures, swaptions and swap contracts, are valued at the last sales price on the exchange where they are principally traded. In the absence of a current quotation, a security is valued at the mean between the last bid and asked prices on that exchange. Securities quoted on the National Association of Securities Dealers Automatic Quotation (NASDAQ) System, for which there have been sales, are valued at the NASDAQ official closing price. If there are no such sales, a security is valued at the mean between the last bid and ask prices. Securities traded over-the-counter (other than on NASDAQ) are valued at the last current sale price; and if there are no such sales, a security is valued at the mean between the last bid and ask prices. Debt securities are typically valued at an evaluated bid price by a third-party pricing agent employing methodologies that utilize actual market transactions, broker-supplied valuations, or other inputs designed to identify the market value for such securities. Third-party pricing agents often utilize proprietary models that are subjective and require the use of judgment and the application of various assumptions including, but not limited to, interest rates, prepayment speeds, and default rate assumptions. Debt securities that have a remaining maturity of 60 days or less are valued at prices supplied by the Portfolios’ pricing agent for such securities, if available. Otherwise such securities are valued at amortized cost if the Adviser’s Pricing Committee concludes it approximates fair value. Equity securities primarily traded on a foreign exchange are typically valued daily at a price as provided by an independent pricing service, which is an estimate of the fair value price.

Foreign currency contracts, including forward contracts, are valued at the applicable translation rates as supplied by the third-party pricing vendor. In the event market quotations are not readily available, such securities are valued at fair value according to procedures adopted by the Board of Directors (the “Board”) or as determined in good faith by the Adviser’s Pricing Committee, whose members include at least two representatives of Wilshire Advisors LLC (the “Adviser”), one of whom is an officer of the Company. The Adviser has been named the valuation designee to implement the daily pricing and fair valuation procedures of the Portfolios. Fair value is defined as the amount the owner of a security might reasonably expect to receive upon a current sale. Securities whose value does not reflect fair value because a significant valuation event has occurred may be valued at fair value by the Pricing Committee in accordance with the Company’s valuation procedures. Significant events may include, but are not limited to, the following: significant fluctuations in domestic markets, foreign markets or foreign currencies; occurrences not directly tied to the securities markets such as natural disasters, armed conflicts or significant governmental actions; and major announcements affecting a single issuer or an entire market or market sector. The value of fair valued securities may be different from the last sale price (or the mean between the last bid and asked prices), and there is no guarantee that a fair valued security will be sold at the price at which a Portfolio is carrying the security.

In accordance with the authoritative guidance on fair value measurements and disclosures under U.S. GAAP, the Portfolios disclose the fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The guidance establishes three levels of the fair value hierarchy as follows:

● Level 1 – Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Portfolios have the ability to access at the measurement date;

● Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, referenced indices, quoted prices in inactive markets, adjusted quoted prices in active markets, etc.); and

● Level 3 – Prices, inputs or exotic modeling techniques which are both significant to the fair value measurement and unobservable (supported by little or no market activity).

The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. During the period ended March 31, 2023, there have been no significant changes to the Portfolio's fair value methodologies.

The following is a summary of the inputs used to value the Portfolio's investments as of March 31, 2023:

Small Company Value Portfolio	Level 1	Level 2	Level 3	Total
Common Stocks . . . . . . . . . . . . . . . . . . . . . . .	$27,818,392	$-	$-	$27,818,392
Total . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	$27,818,392	$-	$-	$27,818,392

Refer to the Portfolio's Schedule of Investments for a listing of the securities by industry or sector type. Small Company Value Portfolio did not hold any assets or liabilities that were measured at fair value on a recurring basis using significant unobservable inputs (Level 3) as of March 31, 2023.